REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2019
REVENUE FROM CONTRACT WITH CUSTOMERS
REVENUE FROM CONTRACT WITH CUSTOMERS
4.	REVENUE FROM CONTRACTS WITH CUSTOMERS
Disaggregated Revenues
The following tables present
the
Group’s

revenues disaggregated by the nature of the product or service:

	Years Ended December 31,
	2017	2018	2019
Room revenues	5,842	6,894	7,057
Food and beverage revenues	249	304	351
Others	247	272	310

Leased and owned hotels revenue	6,338	7,470	7,718
Initial one-time franchise fee	59	79	93
On-going management and service fees	759	983	1,228
Central reservation system usage fees, other system maintenance and support fees	436	630	908
Reimbursements for hotel manager fees	371	455	581
Other fees	226	380	532

Manachised and franchised hotels revenue	1,851	2,527	3,342
Other revenues	40	66	152

Total revenues	8,229	10,063	11,212

Contract Balances
The
Group’s

contract assets are insignificant at December
31
,
2018
and

2019
.

	As of December 31,
	2018	2019
Current contract liabilities	1,005	1,179
Long-term contract liabilities	458	559

Total contract liabilities	1,463	1,738

The contract liabilities balances above

which are classified as deferred revenue on the consolidated balance sheet
, as of December
31
,
2018
and
2019
were comprised of the following:

	As of December 31,
	2018	2019
Initial fees received from franchisees owners	674	869
Cash received for membership fees and not recognized as revenue	357	400
Advances received from customers	374	412
Deferred revenue related to the loyalty program	58	57

Total	1,463	1,738

The Group classifies initial fees received from franchisees into current liabilities when the hotel has not yet opened. Initial fees received from franchisees for pre-opening hotels are RMB329 and RMB448 as of December 31, 2018 and 2019, respectively. Once the hotel opens, initial one-time franchise fee will be recognized as revenue over the term of the franchise contract and the initial fees received from franchisees that has not been recognized as revenue will be reclassified into current contract liabilities and long-term contract liabilities respectively.
The Group
recognized revenues that were previously deferred as contract liabilities of RMB468 and RMB491 during the years ended December 31, 2018 and 2019, respectively.
Revenue Allocated to Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.
As of December 31,

2019, we had RMB57 of deferred revenues related to unsatisfied performance obligations under HUAZHU Rewards that will be recognized as revenues when the points are redeemed, which we estimate will occur over the next two years
. We had RMB869 of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over generally
one to
ten years
. Additionally, we had RMB400 of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years
. We also had RMB412 of deferred revenues related to advances received from customers, which are expected to be recognized as revenues in future periods over the terms of the related contracts.
We did not estimate revenues expected to be recognized related to our unsatisfied performance for the following:
•	Revenues related to on-going management and franchise service fees, as they are considered sales-based royalty fees.
•	Revenues related to central reservation system usage fees, other system maintenance and support fees, and reimbursement for hotel manager fee, as the related revenues from the satisfaction of these performance obligations is recognized when the Group is entitled to invoice the amount.